Investment in associates and joint ventures - Summary of Financial Information of Material Associate Investment (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Barclay associate [member]
Disclosure of associates [Line Items]
Net asset percentage	19.90%	19.90%